Segment Information and Sales to Significant Customers - Summary of Long-lived Assets by Geographic Area (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 698,768	$ 607,951
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	94,149	104,918
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	182,746	211,292
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	358,329	237,561
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	48,326	38,706
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 15,218	$ 15,474